Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Schedule of Changes in the Carrying Amount of Goodwill
Changes in the carrying amount of goodwill during the three months ended March 31, 2022 were as of follows:

	Cost	Accumulated Impairment Loss	Net Carrying Amount
Balance as of December 31, 2021	1,492,681	(25,797)	1,466,884
Acquisition of Safekeep, Inc.	27,368	—	27,368

Balance as of March 31, 2022	1,520,049	(25,797)	1,494,252

Changes in the carrying amount of goodwill were as follows (in thousands):

Reconciliation of goodwill carrying amount	Cost	Accumulated Impairment Loss	Net Carrying Value
Balance as of December 31, 2021	$1,492,681	$(25,797)	$1,466,884
Balance as of December 31, 2020	1,492,681	(25,797)	1,466,884
Balance as of December 31, 2019	1,492,681	(25,797)	1,466,884

Summary of Intangible Assets Balance
The intangible assets balance as of March 31, 2022, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	16–18	13.1	$1,299,750	$(355,897)	$943,853
Acquired technologies	3–7	2.5	187,965	(129,013)	58,952

Subtotal			1,487,995	(485,190)	1,002,805
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,678,465	$(485,190)	$1,193,275

The intangible assets balance as of December 31, 2021, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	16–18	13.3	$1,299,750	$(337,831)	$961,919
Acquired technologies	3–7	2.3	183,164	(122,318)	60,846
Favorable lease terms	6	0.3	280	(266)	14

Subtotal			1,483,194	(460,415)	1,022,779
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,664	$(460,415)	$1,213,249

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	13.3	$1,299,750	$(337,831)	$961,919
Acquired technologies	3–7	2.3	183,164	(122,318)	60,846
Favorable lease terms	6	0.3	280	(266)	14

Subtotal			1,483,194	(460,415)	1,022,779
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,664	$(460,415)	$1,213,249

The
intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

Schedule of Future Amortization Expense for Intangible Assets
Future amortization expense for the remainder of the year ended December 31, 2022 and the following four years ended December 31 and thereafter for intangible assets as of March 31, 2022, is as follows (in thousands):

Years Ending December 31:
2021	$74,455
2022	99,003
2023	81,417
2024	72,949
2025	72,949
Thereafter	602,032

Total	$1,002,805

Future amortization expense for each of the next five years and thereafter for intangible assets as of December 31, 2021, is as follows (in thousands):

Years Ending December 31:
2022	$98,602
2023	98,318
2024	80,731
2025	72,263
2026	72,263
Thereafter	600,602

Total	$1,022,779